Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 1,799,509	$ 1,478,348	$ 1,246,766
Operating costs and expenses:
Cost of revenues	(749,586)	(614,364)	(526,320)
Selling and marketing	(232,826)	(197,897)	(188,483)
General and administrative	(554,948)	(471,010)	(378,434)
Total operating costs and expenses	(1,537,360)	(1,283,271)	(1,093,237)
Gain on disposal of subsidiaries		3,760
Operating income	262,149	198,837	153,529
Total assets	2,924,979	2,354,834	1,951,537
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,799,509	1,478,348	1,246,766
Operating costs and expenses:
Cost of revenues	(749,586)	(614,364)	(526,320)
Selling and marketing	(208,463)	(174,814)	(166,276)
General and administrative	(438,672)	(365,181)	(304,770)
Total operating costs and expenses	(1,537,360)	(1,283,271)	(1,093,237)
Gain on disposal of subsidiaries		3,760
Operating income	262,149	198,837	153,529
Total assets	1,968,216	1,610,880	1,311,508
Corporate, Non-Segment [Member]
Operating costs and expenses:
Total operating costs and expenses	(140,639)	(128,912)	(95,871)
Total assets	956,763	743,954	640,029
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	1,361,261	1,120,580	937,020
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,510,497	1,238,572	1,040,380
Operating costs and expenses:
Cost of revenues	(623,364)	(516,370)	(442,994)
Selling and marketing	(146,544)	(125,815)	(122,697)
General and administrative	(363,949)	(296,686)	(245,315)
Total operating costs and expenses	(1,133,857)	(938,871)	(811,006)
Operating income	376,640	299,701	229,374
Total assets	1,361,261	1,120,580	937,020
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	79,655	78,556	75,046
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	30,782	30,011	26,735
Operating costs and expenses:
Cost of revenues	(10,465)	(9,812)	(9,083)
Selling and marketing	(1,347)	(744)	(1,039)
General and administrative	(11,317)	(12,558)	(10,068)
Total operating costs and expenses	(23,129)	(23,114)	(20,190)
Operating income	7,653	6,897	6,545
Total assets	79,655	78,556	75,046
Others [Member]
Operating costs and expenses:
Total assets	527,300	411,744	299,442
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	258,230	209,765	179,651
Operating costs and expenses:
Cost of revenues	(115,757)	(88,182)	(74,243)
Selling and marketing	(60,572)	(48,255)	(42,540)
General and administrative	(63,406)	(55,937)	(49,387)
Total operating costs and expenses	(239,735)	(192,374)	(166,170)
Gain on disposal of subsidiaries		3,760
Operating income	18,495	21,151	13,481
Total assets	$ 527,300	$ 411,744	$ 299,442